COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

		Shares	Value
COMMON STOCK	97.0%
AUSTRALIA	9.0%
REAL ESTATE
DIVERSIFIED	7.2%
BGP Holdings PLC (EUR)(a),(b)		56,622,235	$0
Charter Hall Group		1,534,228	18,550,680
Ingenia Communities Group		1,375,044	6,470,991
Mirvac Group		9,882,535	20,963,444

			45,985,115

INDUSTRIALS	0.7%
Goodman Group		277,553	4,270,727

SELF STORAGE	1.1%
National Storage REIT		4,295,350	7,048,985

TOTAL AUSTRALIA			57,304,827

BELGIUM	2.9%
REAL ESTATE
INDUSTRIALS	0.5%
VGP NV		13,357	3,072,755

OFFICE	0.6%
Cofinimmo SA		24,738	3,751,290

RESIDENTIAL	1.8%
Aedifica SA		91,966	11,481,348

TOTAL BELGIUM			18,305,393

CANADA	2.3%
REAL ESTATE—RETAIL
RioCan REIT		844,139	14,422,207

CHINA	0.5%
REAL ESTATE—DATA CENTERS
GDS Holdings Ltd., ADR (USD)(b)		56,949	3,223,883

FRANCE	5.8%
REAL ESTATE
DIVERSIFIED	1.7%
ICADE		138,137	10,786,752

NET LEASE	0.7%
ARGAN SA		38,989	4,832,431

RETAIL	3.4%
Klepierre SA		693,652	15,512,477

		Shares	Value
Unibail-Rodamco-Westfield(b)		83,725	$6,162,212

			21,674,689

TOTAL FRANCE			37,293,872

GERMANY	11.3%
REAL ESTATE	10.6%
INDUSTRIALS	1.2%
Sirius Real Estate Ltd. (GBP)		4,199,653	7,401,466

OFFICE	0.5%
Alstria Office REIT AG		169,450	3,073,670

RESIDENTIAL	6.8%
Instone Real Estate Group SE, 144A(c)		318,399	9,091,350
LEG Immobilien SE		52,486	7,413,848
Vonovia SE		450,109	27,059,815

			43,565,013

RETAIL	2.1%
VIB Vermoegen AG		309,022	13,280,153

TOTAL REAL ESTATE			67,320,302

TELECOMMUNICATION SERVICES—DIVERSIFIED TELECOMMUNICATION SERVICES	0.7%
Vantage Towers AG		139,751	4,746,338

TOTAL GERMANY			72,066,640

HONG KONG	10.1%
REAL ESTATE
DIVERSIFIED	5.6%
CK Asset Holdings Ltd.		2,868,500	16,550,598
Sun Hung Kai Properties Ltd.		1,544,127	19,280,496

			35,831,094

RESIDENTIAL	1.7%
Wharf Real Estate Investment Co., Ltd.		2,150,000	11,046,460

RETAIL	2.8%
Link REIT		2,073,009	17,751,886

TOTAL HONG KONG			64,629,440

JAPAN	25.0%
REAL ESTATE
DIVERSIFIED	15.2%
Activia Properties, Inc.		2,664	10,893,750

		Shares	Value
Mitsubishi Estate Co., Ltd.		882,031	$14,044,404
Mitsui Fudosan Co., Ltd.		1,390,692	33,035,720
Nomura Real Estate Master Fund, Inc.		283	407,314
Orix JREIT, Inc.		4,295	7,474,888
Sumitomo Realty & Development Co., Ltd.		255,300	9,331,505
Tokyu Fudosan Holdings Corp.		1,535,600	9,450,869
United Urban Investment Corp.		9,291	12,557,426

			97,195,876

HOTEL	1.5%
Invincible Investment Corp.		24,437	9,573,705

INDUSTRIALS	3.9%
GLP J-REIT		5,131	8,446,014
LaSalle Logiport REIT		4,897	8,250,034
Mitsui Fudosan Logistics Park, Inc.		1,531	8,116,178

			24,812,226

OFFICE	3.0%
Nippon Building Fund, Inc.		2,908	18,892,618

RETAIL	1.4%
Japan Retail Fund Investment Corp.		9,187	8,821,409

TOTAL JAPAN			159,295,834

MACAU	0.8%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd. (H Shares)(b)		2,381,200	4,873,129

NETHERLANDS	1.1%
REAL ESTATE
DIVERSIFIED	0.6%
NSI NV		104,267	3,864,886

INDUSTRIALS	0.5%
CTP NV, 144A(c)		140,968	3,069,857

TOTAL NETHERLANDS			6,934,743

SINGAPORE	8.6%
REAL ESTATE
DIVERSIFIED	2.4%
Capitaland Investment Ltd.		3,718,200	9,310,561
City Developments Ltd.		1,211,600	6,131,990

			15,442,551

		Shares	Value
HEALTH CARE	1.7%
Parkway Life Real Estate Investment Trust		3,122,400	$10,693,150

INDUSTRIALS	1.2%
Frasers Logistics & Commercial Trust		6,778,100	7,561,760

OFFICE	1.4%
Keppel REIT		11,836,300	9,214,627

RETAIL	1.9%
CapitaLand Integrated Commercial Trust		8,047,544	11,983,260

TOTAL SINGAPORE			54,895,348

SPAIN	2.6%
REAL ESTATE
DIVERSIFIED	1.6%
Merlin Properties Socimi SA		964,433	9,911,363

RESIDENTIAL	1.0%
Neinor Homes SA, 144A(b),(c)		501,152	6,690,597

TOTAL SPAIN			16,601,960

SWEDEN	5.5%
REAL ESTATE
DIVERSIFIED	2.6%
Castellum AB		432,680	10,562,709
Fastighets AB Balder, Class B(b)		100,679	6,050,469

			16,613,178

INDUSTRIALS	0.9%
Catena AB		108,349	5,866,470

OFFICE	2.0%
Fabege AB		448,252	6,760,957
Wihlborgs Fastigheter AB		285,990	5,684,551

			12,445,508

TOTAL SWEDEN			34,925,156

UNITED KINGDOM	11.5%
REAL ESTATE
DIVERSIFIED	1.9%
British Land Co., PLC/The		1,847,287	12,257,897

HEALTH CARE	1.6%
Assura PLC		10,413,183	10,038,984

INDUSTRIALS	4.4%
LondonMetric Property PLC		1,270,281	4,083,607

		Shares	Value
Segro PLC		755,353	$12,133,866
Tritax Big Box REIT PLC		4,201,737	12,013,909

			28,231,382

OFFICE	1.2%
Great Portland Estates PLC		306,138	3,072,737
Workspace Group PLC		429,208	4,771,098

			7,843,835

RESIDENTIAL	1.1%
Grainger PLC		1,708,177	7,009,125

SELF STORAGE	1.3%
Safestore Holdings PLC		580,678	8,207,435

TOTAL UNITED KINGDOM			73,588,658

TOTAL COMMON STOCK (Identified cost—$550,325,622)			618,361,090

SHORT-TERM INVESTMENTS	2.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(d)		16,408,952	16,408,952

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$16,408,952)			16,408,952

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$566,734,574)	99.6%		634,770,042
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		2,362,844

NET ASSETS	100.0%		$637,132,886

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
GBP	Great British Pound
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $18,851,804 which represents 3.0% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	38.8
Retail	13.9
Industrials	13.3
Residential	12.4
Office	8.7
Health Care	3.3
Self Storage	2.4
Hotel	1.5
Hotels, Restaurants & Leisure	0.8
Net Lease	0.7
Diversified Telecommunication Services	0.7
Data Centers	0.5
Other	3.0

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$57,304,827	$—	$57,304,827	$0	(a)
Belgium	18,305,393	3,072,755	15,232,638	—
France	37,293,872	4,832,431	32,461,441	—
Germany	72,066,640	61,579,122	10,487,518	—
Hong Kong	64,629,440	—	64,629,440	—
Japan	159,295,834	24,812,226	134,483,608	—
Macau	4,873,129	—	4,873,129	—
Singapore	54,895,348	20,003,711	34,891,637	—
Spain	16,601,960	9,911,363	6,690,597	—
Sweden	34,925,156	5,866,470	29,058,686	—
United Kingdom	73,588,658	23,017,517	50,571,141	—
Other Countries	24,580,833	24,580,833	—	—
Short-Term Investments	16,408,952	—	16,408,952	—

Total Investments in Securities(b)	$634,770,042	$177,676,428	$457,093,614	$0

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0 by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.